UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended December 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		February 7, 2005

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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

					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100    604118   12950  12950      0None  None        0None   12950
Altria Group Inc.     Common  02209S103    378820    6200   6200      0None  None        0None    6200
Anheuser Busch Cos. InCommon  035229103    511105   10075  10075      0None  None        0None   10075
Automatic Data ProcessCommon  053015103    941994   21240  21240      0None  None        0None   21240
BP Amoco p.l.c.       ADS     055622104  12604180  215825 215825      0None  None     2174None  213651
Berkshire Hathaway IncClass B 084670207  15974776    5441   5441      0None  None       70None    5371
Buckeye Technologies CCommon  118255108    650500   50000  50000      0None  None        0None   50000
Career Education Corp.Common  141665109   4068000  101700 101700      0None  None        0None  101700
Cheniere Energy       Common  16411R208    382200    6000   6000      0None  None        0None    6000
Cintas Corp.          Common  172908105    802419   18295  18295      0None  None        0None   18295
Cisco Systems Inc.    Common  17275R102    911228   47165  47165      0None  None        0None   47165
Citigroup Inc.        Common  172967101    328539    6819   6819      0None  None        0None    6819
Coach Inc.            Common  189754104    225600    4000   4000      0None  None        0None    4000
Coca Cola Co.         Common  191216100   3257830   78238  78238      0None  None        0None   78238
Colgate-Palmolive Co. Common  194162103   4778344   93400  93400      0None  None        0None   93400
Dell Inc.             Common  24702R101  12284526  291517 291517      0None  None     5000None  286517
Disney, (Walt) Co.    Common  254687106   7249239  260764 260764      0None  None     2400None  258364
Edge Petroleum Corp   Common  279862106    503010   34500  34500      0None  None        0None   34500
Exxon Corp.           Common  30231G102  17597404  343297 343297      0None  None     3300None  339997
Federal National MortgCommon  313586109    640890    9000   9000      0None  None        0None    9000
Freescale SemiconductoClass B 35687M206    828109   45104  45104      0None  None      706None   44398
General Electric Co.  Common  369604103  21613074  592139 592139      0None  None        0None  592139
Gilead Sciences Inc.  Common  375558103   2375821   67900  67900      0None  None        0None   67900
Grainger,  W.W. Inc.  Common  384802104   1832050   27500  27500      0None  None        0None   27500
Hewlett Packard Co.   Common  428236103   1795221   85609  85609      0None  None     4000None   81609
Intel Corp.           Common  458140100  17441970  745702 745702      0None  None     8000None  737702
International BusinessCommon  459200101   3774530   38289  38289      0None  None     2000None   36289
iShares MSCI Japan IndCommon  464286848    273000   25000  25000      0None  None        0None   25000
iShares Russell 3000 ICommon  464287689    276600    4000   4000      0None  None        0None    4000
JLG Industries Inc.   Common  466210101   3564317  181575 181575      0None  None     4500None  177075
JP Morgan Chase & Co. Common  46625H100    721607   18498  18498      0None  None        0None   18498
Johnson & Johnson     Common  478160104  34646600  546304 546304      0None  None     5000None  541304
Kohl's Corp.          Common  500255104   2095871   42625  42625      0None  None     2000None   40625
Leggett & Platt Inc.  Common  524660107  14471154  509010 509010      0None  None     7400None  501610
Lincare Holdings Inc. Common  532791100   5149348  120735 120735      0None  None     3000None  117735
Lowes Companies, Inc. Common  548661107  13686206  237649 237649      0None  None     3000None  234649
Medco Health SolutionsCommon  58405U102   1156272   27795  27795      0None  None        0None   27795
Merck & Co. Inc.      Common  589331107  13288058  413443 413443      0None  None     3000None  410443
Microsoft Corp.       Common  594918104  15719242  588295 588295      0None  None     3000None  585295
S&P 400 SPDRS Dep Rec Common  595635103    363000    3000   3000      0None  None        0None    3000
Herman Miller Inc.    Common  600544100   5291836  191525 191525      0None  None     3500None  188025
Molex Inc.            Common  608554101   6081060  202702 202702      0None  None     1757None  200945
Molex Inc. Class A    Class A 608554200   6961966  261237 261237      0None  None     4882None  256355
Motorola, Inc         Common  620076109   7007658  407422 407422      0None  None     6400None  401022
Northern Trust Corp.  Common  665859104  14183320  291958 291958      0None  None     4200None  287758
Old Second Bancorp, InCommon  680277100   4515993  141656 141656      0None  None        0None  141656
Overseas Shipholding GCommon  690368105    331200    6000   6000      0None  None        0None    6000
Patterson Dental Co.  Common  703412106   2594722   59800  59800      0None  None        0None   59800
Pepsico, Inc          Common  713448108  15429328  295581 295581      0None  None     3000None  292581
Qualcomm, Inc.        Common  747525103  26263154  619414 619414      0None  None     6000None  613414
SBC Communications, InCommon  78387G103    463860   18000  18000      0None  None        0None   18000
Schering- Plough, Inc.Common  806605101   8785803  420776 420776      0None  None     3000None  417776
Schlumberger, Ltd.    Common  806857108   5070124   75730  75730      0None  None        0None   75730
Simpson Manufacturing Common  829073105   2017220   57800  57800      0None  None        0None   57800
State Street Corp.    Common  857477103  22470877  457469 457469      0None  None     4500None  452969
Strattec Security CorpCommon  863111100    654379   10450  10450      0None  None        0None   10450
Street Tracks DJ US LaCommon  86330E208    273320    2000   2000      0None  None        0None    2000
Sysco Corp.           Common  871829107  17985360  471191 471191      0None  None     7000None  464191
Tellabs Inc           Common  879664100    578107   67300  67300      0None  None     3500None   63800
Thermo Electron Corp. Common  883556102    247558    8200   8200      0None  None        0None    8200
Toll Brothers, Inc.   Common  889478103   1234980   18000  18000      0None  None        0None   18000
Wal-Mart Stores Inc.  Common  931142103    378931    7174   7174      0None  None        0None    7174
Walgreen Co.          Common  931422109  24123257  628701 628701      0None  None     6600None  622101
Wyeth                 Common  983024100   1769615   41550  41550      0None  None        0None   41550
YUM! Brands Inc       Common  988498101    480292   10180  10180      0None  None      600None    9580


COLUMN TOTALS                           414960692


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